Summary of Significant Accounting Policies (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory:
Finished goods	$ 11,675	$ 12,650	$ 18,739
Work in progress	91,144	98,437	142,562
Total Inventory	$ 102,819	$ 111,087	$ 161,301